CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	0.00%	14.00%	22.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	30.00%	24.00%	29.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Receivables [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	48.00%	30.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Five Unrelated Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	59.00%	37.00%	69.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			10.00%